Capital Stock and Changes in Capital Accounts, textuals 3 (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested [Roll Forward]
Non vested restricted common stock, beginning balance	1,358,373	1,451,625	1,384,062
Granted	1,864,000	607,946	667,614
Vested	(730,539)	(701,198)	(600,051)
Non vested restricted common stock, ending balance	2,491,834	1,358,373	1,451,625
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Abstract]
Weighted Average Grant Date Fair Value, beginning balance	$ 10.25	$ 11.90	$ 14.07
Weighted Average Grant Date Fair Value, Granted	$ 9.38	$ 9.06	$ 9.13
Weighted Average Grant Date Fair Value, Vested	$ 11.25	$ 12.64	$ 13.83
Weighted Average Grant Date Fair Value, enging balance	$ 9.30	$ 10.25	$ 11.90